Expense Example - The Hartford Conservative Allocation Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	655	878	1,118	1,806	291	591	1,016	2,201	88	274	477	1,061	147	458	791	1,734	116	364	632	1,397	86	270	470	1,048	75	233	406	906